Warrant Liabilities - Summary of Outstanding Series B Warrants and Fair Market Values (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 05, 2015	Nov. 18, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants, Fair value				$ 1,220,719	$ 1,464,877
Warrants, Fair value				1,220,719	$ 1,464,877
Series A Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants, Contractual Term		5 years
Warrants, Exercise price per share		$ 6.50
Warrants, Contractual Term		5 years
Warrants, Number of warrants	2,425,605	2,449,605
Warrants, Shares underlying warrants		2449605
Warrants, Fair value	$ 3,600,000	$ 857,362		1,494,259
Warrants, umber of warrants	2,425,605	2,449,605
Warrants, Fair value	$ 3,600,000	$ 857,362		1,494,259
Series B Warrant Liability [Member]
Class of Warrant or Right [Line Items]
Warrants, Contractual Term	15 months
Warrants, Exercise price per share	$ 6.50		$ 6.50
Warrants, Contractual Term	15 months
Warrants, Number of warrants	1,778,275	2,449,605
Warrants, Fair value	$ 14,180,000	$ 17,438,731	$ 6,700,000	11,649,106
Warrants, umber of warrants	1,778,275	2,449,605
Warrants, Fair value	$ 14,180,000	$ 17,438,731	$ 6,700,000	$ 11,649,106